Fair Value Measurements (Details) - Brilliant Acquisition Corp [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Decrease in fair value of warrant liabilities		$ 67,155	$ 172,787
Dividend rate description	The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.	The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.